Employee benefits - Remeasurement of the fair value of plans (Details) - Performance Share Unit Program [Member]	Jun. 30, 2023	Dec. 31, 2022
Shares Granted Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Measurement unit	1,177,755	1,709,955
Shares Granted Share Price Brl [Member]
IfrsStatementLineItems [Line Items]
Measurement unit	88.88	78.00
Share Granted Share Price Brl [Member]
IfrsStatementLineItems [Line Items]
Measurement unit	16.60	13.81
Historical volatility for shares, measurement input [member]
IfrsStatementLineItems [Line Items]
Measurement unit	48.33	39.00
Expected Term Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Measurement unit	3	3
Expected Value Of Performance Factor Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Measurement unit	72.42	53.08